Common Stock - Settlement of Nonrecourse Related-Party Promissory Notes (Details) - USD ($) $ in Thousands		3 Months Ended
	Jan. 20, 2021	Mar. 31, 2021	Mar. 31, 2020
Class of Stock [Line Items]
Repayment of promissory notes associated with vested and unvested shares		$ 1,193	$ 0
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Repayment of promissory notes associated with vested and unvested shares	$ 1,200
Common stock, forfeited (in shares)	370,734